DEBT AND CREDIT SOURCES - Green Convertible Notes (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 17, 2020 USD ($) d $ / shares shares	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	Jan. 03, 2022 USD ($)	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)
Debt Instrument [Line Items]
Threshold trading days | d	60
Stockholders' equity		$ 4,642	$ 48,070		$ 354,875	$ 439,287
Accounting Standards Update 2020-06 | Cumulative effect, period of adoption, adjustment
Debt Instrument [Line Items]
Convertible debt		42,100
Adjustments to additional paid in capital		52,200
Accounting Standards Update 2020-06 | Cumulative effect, period of adoption, adjustment | Accumulated Deficit
Debt Instrument [Line Items]
Stockholders' equity		10,100
Green Convertible Notes | Convertible debt
Debt Instrument [Line Items]
Convertible notes (Note 11)	$ 200,000
Stated percentage	6.50%
Conversion price (USD per share) | $ / shares	$ 18.19
Conversion ratio, number of shares (in shares) | shares	54.9611
Conversion ratio, principal amount	$ 1
Threshold percentage of stock price trigger	130.00%
Convertible debt		194,700	191,300
Debt issuance cost		5,300	8,700
If-converted value (below) in excess of principal		(121,200)	(23,500)
Green Convertible Notes | Convertible debt | Level 2
Debt Instrument [Line Items]
Fair value of debt		$ 152,600	$ 218,600
Green Convertible Notes | Convertible debt | Accounting Standards Update 2020-06 | Cumulative Effect, Period of Adoption, Adjusted Balance
Debt Instrument [Line Items]
Convertible debt				$ 187,800